Convertible bonds (Details)			6 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Jul. 07, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 10, 2017 $ / shares	Mar. 10, 2017 USD ($) $ / shares	Mar. 03, 2017 USD ($)	Aug. 17, 2016 $ / $ $ / shares
Convertible bonds
Convertible bonds outstanding			$ 391,401,000			$ 391,401,000
Fixed exchange rate | $ / $										7.7677
Total interest charged				$ 44,668,000	$ 25,543,000	17,793,000
Conversion options exercised - Equity component					399,099,000	10,244,000
Zero coupon convertible bonds due 2018
Convertible bonds
Coupon interest rate	0.00%			0.00%
Convertible bonds outstanding									$ 0
Issue price (as a percentage as a percentage of the aggregate principal amount)								100.00%
Conversion price | (per share)							$ 7.965	$ 1.027
US$200 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount								$ 200,000,000
US$86.8 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount								86,800,000
US$95 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount								95,000,000
US$22.2 million zero coupon convertible bonds due 2018
Convertible bonds
Principal amount								$ 22,200,000
US$450 million zero coupon convertible bonds due 2022
Convertible bonds
Coupon interest rate		0.00%
Par value of convertible bonds | $ / shares		$ 250,000
Principal amount		$ 450,000,000
Interest rate on payment improperly withheld or refused				2.00%
Conversion price | $ / shares										$ 9.25
Number of conversion shares issuable | shares		3,778,881,081
Transaction cost		$ (9,194,000)
Liability Component	$ 418,592,000	387,871,000	395,210,000	$ 418,592,000	403,329,000	395,210,000
Equity Component	52,053,000	52,935,000	52,935,000	52,053,000	52,053,000	52,935,000
Total	$ 470,645,000	$ 440,806,000	448,145,000	470,645,000	455,382,000	$ 448,145,000
Interest charged - Liability Component			7,339,000	15,263,000	14,913,000
Total interest charged			$ 7,339,000	$ 15,263,000	14,913,000
Effective interest rate	3.78%			3.78%
Conversion options exercised - Liability component					(6,794,000)
Conversion options exercised - Equity component					(882,000)
Total conversion option exercised					$ (7,676,000)
Number of shares issued up on conversion | shares	371,589,975